GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 98.2%
Automobiles & Components — 4.1%
BorgWarner, Inc.(a)	311	$12,017
Ford Motor Co.	2,806	24,665
General Motors Co.	220	9,161
Harley-Davidson, Inc.(a)	1,901	69,767
Magna International, Inc. (Canada)	116	8,213

		123,823

Capital Goods — 23.8%
3M Co.	4	699
A.O. Smith Corp.(a)	872	47,803
AGCO Corp.(a)	550	56,700
Carrier Global Corp.(a)	1,035	39,040
Cummins, Inc.(a)	160	36,336
Donaldson Co., Inc.	412	23,023
Fortive Corp.(a)	510	36,118
Fortune Brands Home & Security,
Inc.(a)	107	9,172
Illinois Tool Works, Inc.	47	9,582
Jacobs Engineering Group, Inc.(a)	363	39,552
L3Harris Technologies, Inc.(a)	287	54,249
Lennox International, Inc.(a)	181	49,589
Lockheed Martin Corp.	12	4,260
Masco Corp.	7	385
Middleby Corp. (The)*	38	4,899
Nordson Corp.	5	1,005
Northrop Grumman Corp.	18	5,485
Owens Corning(a)	354	26,819
Parker-Hannifin Corp.	5	1,362
Pentair PLC (Ireland)	1,125	59,726
Quanta Services, Inc.	216	15,556
Regal Beloit Corp.	218	26,772
Snap-on, Inc.(a)	237	40,560
Stanley Black & Decker, Inc.(a)	144	25,713
Toro Co. (The)	47	4,457
Trane Technologies PLC (Ireland)	441	64,016
United Rentals, Inc.*	3	696
Watsco, Inc.(a)	172	38,967

		722,541

Commercial & Professional Services — 2.9%
Cintas Corp.(a)	96	33,932
CoreLogic, Inc.	19	1,469
Republic Services, Inc.	9	867
Ritchie Bros Auctioneers, Inc.
(Canada)	12	835
Thomson Reuters Corp. (Canada)	250	20,472

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.(a)	263	$31,016

		88,591

Consumer Durables & Apparel — 10.3%
BRP, Inc., sub-voting shares
(Canada)	65	4,289
Brunswick Corp.(a)	842	64,194
Carter’s, Inc.	111	10,442
Crocs, Inc.*	7	439
Leggett & Platt, Inc.(a)	944	41,819
Newell Brands, Inc.(a)	2,531	53,733
NIKE, Inc., Class B	74	10,469
Polaris, Inc.(a)	679	64,695
Tempur Sealy International, Inc.*	128	3,456
Under Armour, Inc., Class C*	71	1,056
Whirlpool Corp.(a)	158	28,517
YETI Holdings, Inc.(a)*	433	29,647

		312,756

Consumer Services — 0.8%
Darden Restaurants, Inc.	12	1,429
Service Corp. International(a)	472	23,175

		24,604

Energy — 0.9%
EQT Corp.	807	10,257
Kinder Morgan, Inc.	582	7,956
Occidental Petroleum Corp.	443	7,668

		25,881

Food & Staples Retailing — 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)*	932	34,745
Casey’s General Stores, Inc.	94	16,790
Costco Wholesale Corp.	40	15,071
Sysco Corp.	16	1,188
Walmart, Inc.	107	15,424

		83,218

Food, Beverage & Tobacco — 7.1%
Altria Group, Inc.	10	410
Boston Beer Co., Inc. (The), Class A(a)*	11	10,937
Campbell Soup Co.(a)	673	32,540
Conagra Brands, Inc.(a)	836	30,313
General Mills, Inc.(a)	543	31,928
Hershey Co. (The)	25	3,808
JM Smucker Co. (The)(a)	257	29,709

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	182	$11,326
Molson Coors Beverage Co., Class
B(a)	618	27,927
National Beverage Corp.	268	22,753
Tyson Foods, Inc., Class A	200	12,888

		214,539

Health Care Equipment & Services — 5.1%
Cardinal Health, Inc.	39	2,089
Cigna Corp.	6	1,249
CVS Health Corp.	165	11,270
Danaher Corp.(a)	129	28,656
DENTSPLY SIRONA, Inc.	10	524
Ensign Group, Inc. (The)	1	73
Envista Holdings Corp.*	190	6,409
Hologic, Inc.*	52	3,787
Humana, Inc.(a)	133	54,566
Merit Medical Systems,. Inc.*	133	7,383
Quest Diagnostics, Inc.	111	13,228
Quidel Corp.*	8	1,437
Varian Medical Systems, Inc.(a)*	136	23,801

		154,472

Household & Personal Products — 1.4%
Clorox Co. (The)	11	2,221
Colgate-Palmolive Co.	272	23,259
Procter & Gamble Co. (The)(a)	125	17,392

		42,872

Materials — 11.5%
Axalta Coating Systems Ltd.
(Bermuda)*	27	771
Barrick Gold Corp. (Canada)	46	1,048
Berry Global Group, Inc.*	368	20,678
Chemours Co. (The)	72	1,785
Dow, Inc.	210	11,655
Eastman Chemical Co.	6	602
FMC Corp.	204	23,446
Franco-Nevada Corp. (Canada)	34	4,261
Freeport-McMoRan, Inc.	127	3,305
International Paper Co.(a)	639	31,771
Kinross Gold Corp. (Canada)	3,876	28,450
Louisiana-Pacific Corp.(a)	454	16,875
Martin Marietta Materials, Inc.(a)	165	46,855
Newmont Corp.(a)	693	41,504
Pan American Silver Corp. (Canada)	744	25,675

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	38	$5,480
Quaker Chemical Corp.	3	760
RPM International, Inc.(a)	480	43,574
Scotts Miracle-Gro Co. (The)	2	398
Sherwin-Williams Co. (The)(a)	55	40,420

		349,313

Media & Entertainment — 4.1%
Alphabet, Inc., Class A*	11	19,279
DISH Network Corp., Class A(a)*	684	22,121
Fox Corp., Class A	22	641
Madison Square Garden Sports Corp.(a) *	184	33,874
News Corp., Class A	57	1,024
Roku, Inc.*	10	3,320
Sirius XM Holdings, Inc.	375	2,389
World Wrestling Entertainment, Inc.,
Class A(a)	356	17,106
Zillow Group, Inc., Class C (a)*	194	25,181

		124,935

Pharmaceuticals, Biotechnology & Life Sciences — 3.9%
Blueprint Medicines Corp.*	24	2,692
Denali Therapeutics, Inc.(a)*	352	29,484
Editas Medicine, Inc.*	20	1,402
Gilead Sciences, Inc.(a)	825	48,064
Intellia Therapeutics, Inc.*	4	218
PerkinElmer, Inc.	5	718
Thermo Fisher Scientific, Inc.	26	12,110
Ultragenyx Pharmaceutical, Inc.(a)*	160	22,149

		116,837

Retailing — 6.9%
Advance Auto Parts, Inc.	4	630
AutoZone, Inc.(a)*	25	29,636
CarMax, Inc.*	9	850
eBay, Inc.	16	804
Gap, Inc. (The)(a)*	2,205	44,519
Genuine Parts Co.(a)	212	21,291
Kohl’s Corp.	22	895
L Brands, Inc.(a)	1,553	57,756
LKQ Corp.*	74	2,608
Williams-Sonoma, Inc.(a)	489	49,800

		208,789

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	15	$1,455
Broadcom, Inc.(a)	98	42,909
First Solar, Inc.(a)*	664	65,683
QUALCOMM, Inc.	107	16,300

		126,347

Software & Services — 3.5%
Blackline, Inc.*	10	1,334
Booz Allen Hamilton Holding Corp.(a)	365	31,821
Broadridge Financial Solutions, Inc.(a)	233	35,696
Cloudera, Inc.*	283	3,937
Descartes Systems Group, Inc.
(The)*	88	5,146
MAXIMUS, Inc.	88	6,441
Open Text Corp. (Canada)	9	409
Verint Systems, Inc.*	310	20,826

		105,610

Technology Hardware & Equipment — 2.1%
CDW Corp.(a)	212	27,939
Jabil, Inc.	113	4,806
SYNNEX Corp.(a)	369	30,051
Vontier Corp.*	2	67

		62,863

Telecommunication Services — 0.8%
AT&T, Inc.	665	19,125
Rogers Communications, Inc., Class
B (Canada)	138	6,429

		25,554

Transportation — 1.6%
FedEx Corp.	34	8,827
Norfolk Southern Corp.	101	23,999
Old Dominion Freight Line, Inc.	12	2,342
Schneider National, Inc., Class B(a)	651	13,476
TFI International, Inc. (Canada)	9	464

		49,108

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Utilities — 0.5%
NiSource, Inc.	184	$4,221
Vistra Corp.(a)	573	11,265

		15,486

TOTAL COMMON STOCKS
(Cost $2,785,414)		2,978,139

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		55,016

NET ASSETS - 100.0%		$3,033,155

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC   Public Limited Company

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2020

The Fund maintains a portfolio of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between June 3, 2021 and November 2, 2022, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (149.4)% of net assets as of December 31. 2020.

The following table represents the individual short positions and related values of total return swaps as of December 31, 2020:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Short

Automobiles & Components
Tesla, Inc.	Morgan Stanley	(9)	$(5,959)	$(6,351)	$(394)

Capital Goods
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(134)	(6,912)	(7,082)	(172)
Bloom Energy Corp., Class A	Morgan Stanley	(515)	(13,415)	(14,760)	(1,348)
Boeing Co. (The)	Morgan Stanley	(375)	(81,325)	(80,272)	1,034
Builders FirstSource, Inc.	Morgan Stanley	(59)	(2,446)	(2,408)	37
BWX Technologies, Inc.	Morgan Stanley	(466)	(27,119)	(28,090)	(1,006)
Carlisle Cos, Inc.	Morgan Stanley	(3)	(463)	(469)	(7)
Flowserve Corp.	Morgan Stanley	(1,042)	(36,619)	(38,398)	(2,010)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(97)	(17,008)	(16,537)	513
Mercury Systems, Inc.	Morgan Stanley	(1)	(88)	(88)	(1)
Navistar International Corp.	Morgan Stanley	(321)	(14,131)	(14,111)	17
Oshkosh Corp.	Morgan Stanley	(608)	(49,940)	(52,331)	(2,402)
Parsons Corp.	Morgan Stanley	(509)	(17,570)	(18,533)	(967)
Proto Labs, Inc.	Morgan Stanley	(209)	(31,741)	(32,061)	(327)
Rexnord Corp	Morgan Stanley	(5)	(199)	(197)	1
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(132)	(4,882)	(5,160)	(280)
Sunrun, Inc.	Morgan Stanley	(49)	(3,196)	(3,400)	(205)
Trex Co., Inc.	Morgan Stanley	(525)	(41,571)	(43,953)	(2,392)
Woodward, Inc.	Morgan Stanley	(275)	(31,652)	(33,421)	(1,776)

		(5,325)	(380,277)	(391,271)	(11,291)

Commercial & Professional Services
Equifax, Inc.	Morgan Stanley	(388)	(74,753)	(74,822)	(92)
MSA Safety, Inc.	Morgan Stanley	(134)	(19,602)	(20,018)	(421)
TransUnion	Morgan Stanley	(169)	(16,293)	(16,768)	(491)

		(691)	(110,648)	(111,608)	(1,004)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin
Islands)	Morgan Stanley	(311)	$(12,189)	$(13,062)	$(876)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(560)	(21,031)	(20,126)	899

		(871)	(33,220)	(33,188)	23

Consumer Services
Aramark	Morgan Stanley	(492)	(18,685)	(18,932)	(252)
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(7)	(1,183)	(1,211)	(29)
Caesars Entertainment, Inc.	Morgan Stanley	(17)	(1,149)	(1,263)	(114)
Churchill Downs, Inc.	Morgan Stanley	(14)	(2,520)	(2,727)	(214)
frontdoor, Inc.	Morgan Stanley	(8)	(401)	(402)	(1)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(6)	(661)	(668)	(8)
Hyatt Hotels Corp., Class A	Morgan Stanley	(103)	(7,290)	(7,648)	(360)
Planet Fitness, Inc., Class A	Morgan Stanley	(5)	(382)	(388)	(6)
Starbucks Corp.	Morgan Stanley	(11)	(1,168)	(1,177)	(9)

		(663)	(33,439)	(34,416)	(993)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(1,359)	(28,808)	(22,125)	6,269
Cameco Corp. (Canada)	Morgan Stanley	(36)	(393)	(482)	(90)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	(150)	(878)	(906)	(29)
Exxon Mobil Corp.	Morgan Stanley	(16)	(667)	(660)	7
HollyFrontier Corp.	Morgan Stanley	(208)	(4,871)	(5,377)	(508)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(1,323)	(46,914)	(31,302)	13,413
Renewable Energy Group, Inc.	Morgan Stanley	(8)	(604)	(567)	37
Suncor Energy, Inc. (Canada)	Morgan Stanley	(3,175)	(56,571)	(53,276)	2,868
TC Energy Corp. (Canada)	Morgan Stanley	(765)	(33,722)	(31,151)	2,103
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(176)	(1,587)	(1,654)	(68)

		(7,216)	(175,015)	(147,500)	24,002

Food & Staples Retailing
Grocery Outlet Holding Corp.	Morgan Stanley	(953)	(41,982)	(37,405)	4,567
Performance Food Group Co.	Morgan Stanley	(44)	(2,070)	(2,095)	(26)

		(997)	(44,052)	(39,500)	4,541

Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(763)	(107,457)	(95,375)	12,058
Darling Ingredients, Inc.	Morgan Stanley	(159)	(8,813)	(9,171)	(360)
Hormel Foods Corp.	Morgan Stanley	(1,694)	(79,809)	(78,957)	895

		(2,616)	(196,079)	(183,503)	12,593

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(26)	(8,309)	(8,429)	(122)
Alcon, Inc. (Switzerland)	Morgan Stanley	(13)	(842)	(858)	(17)
Covetrus, Inc.	Morgan Stanley	(61)	(1,786)	(1,753)	32
DexCom, Inc.	Morgan Stanley	(86)	(30,377)	(31,796)	(1,426)
Edwards Lifesciences Corp.	Morgan Stanley	(386)	(33,901)	(35,215)	(1,322)
Encompass Health Corp.	Morgan Stanley	(578)	(47,374)	(47,795)	(610)
Globus Medical, Inc., Class A	Morgan Stanley	(637)	(35,701)	(41,545)	(5,853)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Guardant Health, Inc.	Morgan Stanley	(11)	$(1,390)	$(1,418)	$(28)
Haemonetics Corp.	Morgan Stanley	(368)	(39,314)	(43,700)	(4,395)
ICU Medical, Inc.	Morgan Stanley	(2)	(429)	(429)	(1)
IDEXX Laboratories, Inc.	Morgan Stanley	(1)	(499)	(500)	(2)
Inari Medical, Inc.	Morgan Stanley	(20)	(1,719)	(1,746)	(28)
Integra LifeSciences Holdings Corp.	Morgan Stanley	(488)	(27,199)	(31,681)	(4,489)
Intuitive Surgical, Inc.	Morgan Stanley	(20)	(16,139)	(16,362)	(227)
SmileDirectClub, Inc.	Morgan Stanley	(91)	(1,178)	(1,087)	91
Tandem Diabetes Care, Inc.	Morgan Stanley	(7)	(623)	(670)	(47)
Teleflex, Inc.	Morgan Stanley	(195)	(73,705)	(80,256)	(6,568)

		(2,990)	(320,485)	(345,240)	(25,012)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(273)	(78,132)	(74,589)	3,160
Balchem Corp.	Morgan Stanley	(29)	(2,995)	(3,341)	(364)
CF Industries Holdings, Inc.	Morgan Stanley	(844)	(32,840)	(32,671)	161
Element Solutions, Inc.	Morgan Stanley	(1,389)	(19,869)	(24,627)	(4,787)
Equinox Gold Corp. (Canada)	Morgan Stanley	(1,090)	(14,078)	(11,271)	2,804
Graphic Packaging Holding Co.	Morgan Stanley	(72)	(1,219)	(1,220)	(1)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(1,813)	(80,096)	(74,823)	4,915
Nutrien Ltd. (Canada)	Morgan Stanley	(684)	(33,914)	(32,941)	657
SSR Mining, Inc. (Canada)	Morgan Stanley	(33)	(660)	(664)	(4)
Steel Dynamics, Inc.	Morgan Stanley	(476)	(18,029)	(17,550)	356
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(4,957)	(80,962)	(89,970)	(9,233)
Westlake Chemical Corp.	Morgan Stanley	(136)	(10,719)	(11,098)	(381)

		(11,796)	(373,513)	(374,765)	(2,717)

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(2,743)	(33,575)	(36,194)	(2,626)
Discovery, Inc., Class A	Morgan Stanley	(1,533)	(43,130)	(46,128)	(3,008)
Live Nation Entertainment, Inc.	Morgan Stanley	(222)	(12,383)	(16,313)	(3,933)
New York Times Co. (The), Class A	Morgan Stanley	(253)	(13,023)	(13,098)	(78)
TripAdvisor, Inc.	Morgan Stanley	(1,590)	(38,924)	(45,760)	(6,845)
Walt Disney Co. (The)	Morgan Stanley	(367)	(53,044)	(66,493)	(13,461)
Zynga, Inc., Class A	Morgan Stanley	(10,904)	(100,920)	(107,622)	(6,724)

		(17,612)	(294,999)	(331,608)	(36,675)

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(295)	(43,676)	(41,772)	1,894
Adaptive Biotechnologies Corp.	Morgan Stanley	(5)	(297)	(296)	—
Allogene Therapeutics, Inc.	Morgan Stanley	(742)	(26,220)	(18,728)	7,485
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	(5)	(653)	(650)	2
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(308)	(13,308)	(23,633)	(10,328)
Bruker Corp.	Morgan Stanley	(603)	(30,192)	(32,640)	(2,473)
Elanco Animal Health, Inc.	Morgan Stanley	(3,520)	(109,099)	(107,958)	1,117
Eli Lilly & Co.	Morgan Stanley	(534)	(86,963)	(90,161)	(3,217)
Exelixis, Inc.	Morgan Stanley	(1,156)	(23,613)	(23,201)	407
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(112)	(6,347)	(6,332)	12

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(14)	$(2,296)	$(2,311)	$(16)
Medpace Holdings, Inc.	Morgan Stanley	(210)	(29,634)	(29,232)	408
Novavax, Inc.	Morgan Stanley	(372)	(40,082)	(41,482)	(1,409)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(355)	(17,348)	(15,876)	1,405
PRA Health Sciences, Inc.	Morgan Stanley	(1)	(124)	(125)	(2)
QIAGEN NV (Netherlands)	Morgan Stanley	(6)	(314)	(317)	(4)
Vir Biotechnology, Inc.	Morgan Stanley	(839)	(24,684)	(22,468)	2,210

		(9,077)	(454,850)	(457,182)	(2,509)

Retailing
Booking Holdings, Inc.	Morgan Stanley	(9)	(19,816)	(20,045)	(235)
Burlington Stores, Inc.	Morgan Stanley	(419)	(92,875)	(109,589)	(16,735)
Carvana Co.	Morgan Stanley	(139)	(34,538)	(33,296)	1,234
Expedia Group, Inc.	Morgan Stanley	(7)	(863)	(927)	(64)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(171)	(14,050)	(15,877)	(1,831)
Grubhub, Inc.	Morgan Stanley	(32)	(2,301)	(2,377)	(77)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	(1)	(85)	(82)	3
RH	Morgan Stanley	(112)	(51,287)	(50,122)	1,153

		(890)	(215,815)	(232,315)	(16,552)

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	(910)	(13,875)	(13,723)	112
Cirrus Logic, Inc.	Morgan Stanley	(440)	(34,322)	(36,168)	(1,854)
Diodes, Inc.	Morgan Stanley	(39)	(2,750)	(2,750)	—
Enphase Energy, Inc.	Morgan Stanley	(9)	(1,570)	(1,579)	(10)
ON Semiconductor Corp.	Morgan Stanley	(2,214)	(64,993)	(72,464)	(7,486)
Power Integrations, Inc.	Morgan Stanley	(361)	(24,781)	(29,551)	(4,808)
Skyworks Solutions, Inc.	Morgan Stanley	(52)	(7,907)	(7,950)	(45)
Universal Display Corp.	Morgan Stanley	(47)	(9,564)	(10,801)	(1,930)

		(4,072)	(159,762)	(174,986)	(16,021)

Software & Services
Alarm.com Holdings, Inc.	Morgan Stanley	(22)	(2,227)	(2,276)	(50)
Alteryx, Inc., Class A	Morgan Stanley	(580)	(82,405)	(70,638)	11,749
Appfolio, Inc., Class A	Morgan Stanley	(107)	(18,792)	(19,264)	(477)
Ceridian HCM Holding, Inc.	Morgan Stanley	(63)	(6,699)	(6,713)	(16)
Coupa Software, Inc.	Morgan Stanley	(8)	(2,734)	(2,711)	22
Digital Turbine, Inc.	Morgan Stanley	(271)	(14,451)	(15,328)	(881)
DXC Technology Co.	Morgan Stanley	(11)	(270)	(283)	(14)
Dynatrace, Inc.	Morgan Stanley	(19)	(831)	(822)	8
Euronet Worldwide, Inc.	Morgan Stanley	(55)	(7,611)	(7,971)	(361)
Fortinet, Inc.	Morgan Stanley	(550)	(72,669)	(81,691)	(9,039)
GoDaddy, Inc., Class A	Morgan Stanley	(152)	(12,959)	(12,608)	476
Guidewire Software, Inc.	Morgan Stanley	(21)	(2,671)	(2,703)	(33)
Medallia, Inc.	Morgan Stanley	(42)	(1,388)	(1,395)	(9)
New Relic, Inc.	Morgan Stanley	(520)	(32,618)	(34,008)	(1,398)
Paychex, Inc.	Morgan Stanley	(57)	(5,369)	(5,311)	56

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Paycom Software, Inc.	Morgan Stanley	(106)	$(44,666)	$(47,938)	$(3,282)
Pegasystems, Inc.	Morgan Stanley	(269)	(33,996)	(35,847)	(1,867)
Qualys, Inc.	Morgan Stanley	(338)	(34,786)	(41,192)	(6,415)
RealPage, Inc.	Morgan Stanley	(69)	(6,025)	(6,020)	4
RingCentral, Inc., Class A	Morgan Stanley	(4)	(1,564)	(1,516)	47
Splunk, Inc.	Morgan Stanley	(597)	(102,313)	(101,424)	866
Switch, Inc., Class A	Morgan Stanley	(164)	(2,909)	(2,685)	207
WEX, Inc.	Morgan Stanley	(113)	(21,028)	(22,999)	(1,976)

		(4,138)	(510,981)	(523,343)	(12,383)

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	(338)	(45,963)	(44,849)	1,104
Ciena Corp.	Morgan Stanley	(1,078)	(51,517)	(56,972)	(5,467)
Coherent, Inc.	Morgan Stanley	(3)	(454)	(450)	4
FLIR Systems, Inc.	Morgan Stanley	(9)	(392)	(394)	(3)
Hewlett Packard Enterprise Co.	Morgan Stanley	(1,733)	(20,846)	(20,536)	326
Itron, Inc.	Morgan Stanley	(20)	(1,905)	(1,918)	(14)
National Instruments Corp.	Morgan Stanley	(767)	(29,767)	(33,702)	(3,942)
NCR Corp.	Morgan Stanley	(6)	(223)	(225)	(3)
Pure Storage, Inc., Class A	Morgan Stanley	(670)	(13,455)	(15,149)	(1,698)
Seagate Technology PLC (Ireland)	Morgan Stanley	(798)	(51,292)	(49,604)	1,543
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	(132)	(14,346)	(15,981)	(1,699)
Western Digital Corp.	Morgan Stanley	(1,623)	(72,549)	(89,898)	(17,365)
Xerox Holdings Corp.	Morgan Stanley	(2,530)	(56,907)	(58,671)	(2,409)

		(9,707)	(359,616)	(388,349)	(29,623)

Transportation
JetBlue Airways Corp.	Morgan Stanley	(403)	(5,282)	(5,860)	(579)

Utilities
Algonquin Power & Utilities Corp.
(Canada)	Morgan Stanley	(630)	(9,973)	(10,370)	(497)
Alliant Energy Corp.	Morgan Stanley	(36)	(1,811)	(1,855)	(45)
Ameren Corp.	Morgan Stanley	(1,364)	(113,216)	(106,474)	6,015
Atmos Energy Corp.	Morgan Stanley	(294)	(30,700)	(28,056)	2,308
Avangrid, Inc.	Morgan Stanley	(730)	(37,537)	(33,178)	4,029
CMS Energy Corp.	Morgan Stanley	(44)	(2,592)	(2,684)	(94)
Dominion Energy, Inc.	Morgan Stanley	(272)	(20,243)	(20,454)	(217)
Edison International	Morgan Stanley	(767)	(54,857)	(48,183)	4,669
Entergy Corp.	Morgan Stanley	(894)	(98,208)	(89,257)	8,929
Essential Utilities, Inc.	Morgan Stanley	(1,105)	(50,515)	(52,255)	(2,315)
MDU Resources Group, Inc.	Morgan Stanley	(17)	(441)	(448)	(7)
National Fuel Gas Co.	Morgan Stanley	(477)	(20,357)	(19,619)	521
New Jersey Resources Corp.	Morgan Stanley	(561)	(22,739)	(19,944)	2,087
NextEra Energy, Inc.	Morgan Stanley	(728)	(54,985)	(56,165)	(1,348)
Ormat Technologies, Inc.	Morgan Stanley	(538)	(41,105)	(48,571)	(7,491)
PNM Resources, Inc.	Morgan Stanley	(36)	(1,752)	(1,747)	4
PPL Corp.	Morgan Stanley	(3,857)	(114,865)	(108,767)	4,472

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Sempra Energy	Morgan Stanley	(754)	$(101,352)	$(96,067)	$4,475
Southern Co. (The)	Morgan Stanley	(11)	(659)	(676)	(17)
Xcel Energy, Inc.	Morgan Stanley	(75)	(4,899)	(5,000)	(116)

		(13,190)	(782,806)	(749,770)	25,362

Total Reference Entity — Short			$(4,456,798)	$(4,530,755)	$(89,232)

*	Includes $(15,275) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized depreciation of $(89,232), which are considered Level 2 as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.